Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE YEAR	$ (122,870)	$ 518,574
Other comprehensive income to be reclassified to profit or loss in subsequent years:
Unrealized gain on revaluation of investment, net of tax		17,863
Other comprehensive income that will be reclassified to profit or loss, net of tax	5,022	21,573
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR, NET OF TAX	(117,848)	540,147
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(117,656)	530,849
Non-controlling interest	(192)	9,298
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR, NET OF TAX	(117,848)	540,147
Continuing operations [member]
Other comprehensive income to be reclassified to profit or loss in subsequent years:
Unrealized gain on translation of foreign operations	4,217	2,843
Discontinued operations [member]
Other comprehensive income to be reclassified to profit or loss in subsequent years:
Unrealized gain on translation of foreign operations	$ 805	$ 867